INCOME FROM CONTRACTS WITH CUSTOMERS - Income and Expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME FROM CONTRACTS WITH CUSTOMERS
Banking services fees	$ 2,823,411	$ 3,006,506	$ 2,718,482
Debit and credit card fees	1,298,251	1,364,244	1,187,716
Pension and severance fund management	1,158,524	1,129,391	987,323
Trust activities and portfolio management service	343,268	334,910	312,901
Bonded warehouse services	155,253	161,298	156,638
Commissions on transfers, checks and checkbooks	31,113	50,026	49,645
Office network services	17,493	24,618	30,220
Other commissions and fees	8,586	12,350	10,457
Total income from commissions and fees	5,835,899	6,083,343	5,453,382
Banking Services	(404,414)	(311,098)	(307,191)
Sales and Services Commissions	(216,457)	(184,481)	(171,680)
Fees paid to pension funds sales forces	(74,752)	(94,285)	(75,130)
Information Processing Services of Operators	(21,632)	(17,969)	(22,525)
Offices Network Services	(14,610)	(8,508)	(23,040)
Other	(10,611)	(11,658)	(14,197)
Total expenses from commissions and fees	(742,476)	(627,999)	(613,763)
Net commission and fee income	$ 5,093,423	$ 5,455,344	$ 4,839,619